Income taxes - Current and deferred component of income tax expense (benefit) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income taxes
Current tax expense (benefit)	¥ 278,695,689	$ 39,253,466	¥ 193,768,237	¥ 35,315,597
Deferred tax expense (benefit)	(29,258,045)	(4,120,909)	195,589,376	333,420,104
Total income tax expense (benefit)	¥ 249,437,644	$ 35,132,557	¥ 389,357,613	¥ 368,735,701